Exceptional items	12 Months Ended
Jun. 30, 2025
Text block 1 [Abstract]
Exceptional items
3 Exceptional items
Exceptional items are those gains or losses where their nature, including the expected frequency of the events giving rise to them, and impact is considered material to the Financial Statements. Such items included within the Group’s profit for the year are detailed below.

Year ended 30 June 2025	Gross	Tax	Net
	US$M	US$M	US$M
Exceptional items by category
Samarco dam failure	(914)	–	(914)
Western Australia Nickel (WAN) temporary suspension	(320)	96	(224)

Total	(1,234)	96	(1,138)

Attributable to non-controlling interests	–	–	–
Attributable to BHP shareholders	(1,234)	96	(1,138)

Samarco Mineração S.A. (Samarco) dam failure
The loss of US$914 million (after tax) relates to the Samarco dam failure, which occurred in November 2015, and comprises the following:

Year ended 30 June 2025	US$M
Expenses excluding net finance costs:
Costs incurred directly by BHP Brasil and other BHP entities in relation to the Samarco dam failure	(211)
Profit/(loss) from equity accounted investments, related impairments and expenses:
Samarco dam failure provision	(659)
Fair value change on forward exchange derivatives	414
Net finance costs	(458)
Income tax expense	–

Total 1	(914)

1	Refer to note 4 ‘Significant events – Samarco dam failure’ for further information.

Western Australia Nickel (WAN) temporary suspension
The Nickel West operations and the West Musgrave project at Western Australia Nickel were transitioned into temporary suspension in December 2024.
The Group recognised costs of US$224 million (after tax) associated with the transition of operations in
to temporary suspension.
Pre-tax
costs of US$320 million included US$410 million related to employee redundancies, contract termination costs and inventory adjustments, offset by US$90 million impairment reversals of certain non-current
assets from Nickel West operations to be redeployed to other operations within the Group.
The exceptional items relating to the years ended 30 June 2024 and 30 June 2023 are detailed below.
30 June 2024

Year ended 30 June 2024	Gross	Tax	Net
	US$M	US$M	US$M
Exceptional items by category
Samarco dam failure	(3,677)	(85)	(3,762)
Impairment of Western Australia Nickel assets	(3,800)	1,125	(2,675)
Blackwater and Daunia gain on divestment	877	(203)	674

Total	(6,600)	837	(5,763)

Attributable to non-controlling interests	–	–	–
Attributable to BHP shareholders	(6,600)	837	(5,763)

Samarco Mineração S.A. (Samarco) dam failure
The loss of US$3,762 million (after tax) related to the Samarco dam failure, which occurred in November 2015, and comprised the following:

Year ended 30 June 2024	US$M
Expenses excluding net finance costs:
Costs incurred directly by BHP Brasil and other BHP entities in relation to the Samarco dam failure	(139)
(Loss)/profit from equity accounted investments, related impairments and expenses:
Samarco dam failure provision	(2,833)
Fair value change on forward exchange derivatives	(199)
Net finance costs	(506)
Income tax expense	(85)

Total 1	(3,762)

1	Refer to note 4 ‘Significant events – Samarco dam failure’ for further information.

Western Australia Nickel impairment
The Group recognised an impairment charge of US$2,675 million (after tax) in relation to the Western Australia Nickel assets. The impairment charge reflected the oversupply in the global nickel market that had seen a sharp decline in forward nickel prices in the short to medium term, escalation in capital costs for Western Australia Nickel, and changes to development plans including the Group’s decision, announced on 11 July 2024, to temporarily suspend Nickel West operations and the West Musgrave project at Western Australia Nickel. Refer to note 13 ‘Impairment of non-current
assets’ for further information.
Blackwater and Daunia gain on divestment
On 2 April 2024 BHP and Mitsubishi Development Pty Ltd (MDP) completed the divestment of the Blackwater and Daunia mines (which were part of the BHP Mitsubishi Alliance (BMA)) to Whitehaven Coal. Each of BHP and MDP held a 50% interest in BMA.
Whitehaven Coal paid a US$100 million deposit on signing of the Asset Sale Agreement on 18 October 2023 and a further US$2 billion cash on completion plus a preliminary completion adjustment of US$44.1 million for working capital and other agreed adjustments (100% interest basis).
US$1.1 billion in cash remain
ed
 payable over 3 years after completion and a potential additional amount up to US$0.9 billion in a price-linked earnout may also be payable over 3 years (100% interest basis). The price-linked earnout is subject to a cap of US$350 million each year and depends on average realised pricing exceeding agreed thresholds for each of the 3 years following completion on 2 April 2024. US$0.5 billion of this deferred and contingent consideration has been paid by Whitehaven Coal as at 30 June 2025.
The total cash consideration for the transaction could be up to US$4.1 billion plus the final completion adjustment amount (100% interest basis).
Details of the gain on divestment was as follows:

US$M
Net assets disposed	820

Cash consideration – BHP share	1,072
Deferred and contingent consideration 1	690
Transaction and other directly attributable costs	(65)
Income tax expense	(203)

Gain on divestment	674

1
Includes the fair value of contingent payments based on 35% revenue share to BMA, subject to average realised prices achieved by the Assets exceeding thresholds of US$159/tonne in the 12 month period 12 months post completion, US$134/tonne in the 12 month period 24 months post completion and US$134/tonne in the 12 month period 36 months post completion.

30 June 2023

Year ended 30 June 2023	Gross	Tax	Net
	US$M	US$M	US$M
Exceptional items by category
Samarco dam failure	(340)	17	(323)
Chilean tax reform	–	(283)	(283)

Total	(340)	(266)	(606)

Attributable to non-controlling interests	–	(107)	(107)
Attributable to BHP shareholders	(340)	(159)	(499)

Samarco Mineração S.A. (Samarco) dam failure
The loss of US$323 million (after tax) related to the Samarco dam failure, which occurred in November 2015, and comprised the following:

Year ended 30 June 2023	US$M
Expenses excluding net finance costs:
Costs incurred directly by BHP Brasil and other BHP entities in relation to the Samarco dam failure	(103)
(Loss)/profit from equity accounted investments, related impairments and expenses:
Samarco dam failure provision	(256)
Fair value change on forward exchange derivatives	471
Net finance costs	(452)
Income tax benefit	17

Total 1	(323)

1	Refer to note 4 ‘Significant events – Samarco dam failure’ for further information.

Chilean tax reform
On 17 May 2023, the Chilean Lower House approved a Royalty Bill which would implement a 1 per cent royalty on revenues, a margin based tax with rates ranging between 8 per cent and 26 per cent, and a 46.5 per cent cap to the overall Chilean tax burden of mining companies.
The President of the Lower House formally declared the legislative process complete on 12 June 2023, following receipt of the Chilean President’s formal confirmation that he had waived his veto power to oppose any of the provisions of the Royalty Bill. On 13 July 2023, the Constitutional Court finalised its review of certain aspects of the Royalty Bill, relating only to the distribution of proceeds.
Applying judgement, it was determined that the proposed tax rates were substantively enacted prior to 30 June 2023, as the scope of the Constitutional Court review did not extend to reviewing the tax rates.
While the timing of when the Group’s operations will be impacted by the reform depends on existing stability agreements, relevant deferred tax positions were remeasured by US$283 million in the Group’s FY2023 Financial Statements.